Share-Based Compensation (Details) - Schedule of summary of share options activities - Restricted Shares Issued to the Founding Shareholders of Shanghai Yimi [Member] - Domestic Plan [Member]
¥ / shares in Units, ¥ in Thousands
12 Months Ended
Aug. 31, 2020 CNY (¥) ¥ / shares shares
Share-Based Compensation (Details) - Schedule of summary of share options activities [Line Items]
Number of share options outstanding at end of period (in Shares) | shares	70,000
Weighted average purchase price outstanding at end of period	¥ 91.43
Weighted average grant date fair value outstanding at end of period	¥ 150.8
Aggregate intrinsic value outstanding at end of period (in Yuan Renminbi) | ¥	¥ 39,687
Number of share options granted (in Shares) | shares
Weighted average purchase price granted
Weighted average grant date fair value granted
Number of share options forfeited (in Shares) | shares
Weighted average purchase price forfeited
Weighted average grant date fair value forfeited
Number of share options exercised (in Shares) | shares	(70,000)
Weighted average purchase price exercised	¥ 91.43
Weighted average grant date fair value exercised	¥ 150.8
Number of share options outstanding at end of period (in Shares) | shares
Weighted average purchase price outstanding at end of period
Weighted average grant date fair value outstanding at end of period
Number of share options vested and expected to vest at the end of the period (in Shares) | shares
Weighted average purchase price vested and expected to vest at the end of the period
Weighted average grant date fair value vested and expected to vest at the end of the period